Exhibit 99.1

World Omni Select Auto Trust 2020-A
Monthly Servicer Certificate
July 31, 2021

Dates Covered
Collections Period	07/01/21 - 07/31/21
Interest Accrual Period	07/15/21 - 08/15/21
30/360 Days	30
Actual/360 Days	32
Distribution Date	08/16/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/21	565,902,849.48	25,050
Principal Payments	27,794,610.21	907
Defaulted Receivables	1,546,765.73	72
Repurchased Accounts	0.00	0
Pool Balance at 07/31/21	536,561,473.54	24,071

Pool Statistics	$ Amount	# of Accounts
Pool Factor	61.96%
Prepayment ABS Speed	2.26%
Aggregate Starting Principal Balance	865,949,696.84	33,461

Delinquent Receivables:
Past Due 31-60 days	17,413,174.91	758
Past Due 61-90 days	4,134,050.10	190
Past Due 91-120 days	623,955.89	35
Past Due 121+ days	0.00	0
Total	22,171,180.90	983

Total 31+ Delinquent as % Ending Pool Balance	4.13%
Total 61+ Delinquent as % Ending Pool Balance	0.89%
Delinquency Trigger Occurred	NO

Recoveries	1,187,264.68
Aggregate Net Losses/(Gains) - July 2021	359,501.05
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.76%
Prior Net Losses Ratio	0.93%
Second Prior Net Losses Ratio	1.03%
Third Prior Net Losses Ratio	0.17%
Four Month Average	0.72%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.94%

Overcollateralization Target Amount	67,070,184.19
Actual Overcollateralization	67,070,184.19
Weighted Average Contract Rate	8.39%
Weighted Average Remaining Term	56.19

Flow of Funds	$ Amount
Collections	32,891,021.18
Investment Earnings on Cash Accounts	912.38
Servicing Fee	(589,482.13)
Transfer to Collection Account	-
Available Funds	32,302,451.43

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	137,639.70
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	48,482.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	46,010.42
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Class D Interest	53,351.67
(9) Noteholders' Fourth Priority Principal Distributable Amount	-
(10) Class E Interest	-
(11) Noteholders' Fifth Priority Principal Distributable Amount	-
(12) Required Reserve Account	-
(13) Noteholders' Principal Distributable Amount	25,673,703.94
(14) Asset Representation Reviewer Amounts (in excess of 1)	-
(15) Distribution to Certificateholders	6,343,263.70

Total Distributions of Available Funds	32,302,451.43

Servicing Fee	589,482.13
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	630,400,000.00
Original Class B	69,260,000.00
Original Class C	44,170,000.00
Original Class D	37,660,000.00
Original Class E	19,480,000.00

Total Class A, B, C, D & E
Note Balance @ 07/15/21	495,164,993.29
Principal Paid	25,673,703.94
Note Balance @ 08/16/21	469,491,289.35

Class A-1
Note Balance @ 07/15/21	0.00
Principal Paid	0.00
Note Balance @ 08/16/21	0.00
Note Factor @ 08/16/21	0.0000000%

Class A-2
Note Balance @ 07/15/21	166,994,993.29
Principal Paid	25,673,703.94
Note Balance @ 08/16/21	141,321,289.35
Note Factor @ 08/16/21	41.2255803%

Class A-3
Note Balance @ 07/15/21	157,600,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	157,600,000.00
Note Factor @ 08/16/21	100.0000000%

Class B
Note Balance @ 07/15/21	69,260,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	69,260,000.00
Note Factor @ 08/16/21	100.0000000%

Class C
Note Balance @ 07/15/21	44,170,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	44,170,000.00
Note Factor @ 08/16/21	100.0000000%

Class D
Note Balance @ 07/15/21	37,660,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	37,660,000.00
Note Factor @ 08/16/21	100.0000000%

Class E
Note Balance @ 07/15/21	19,480,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	19,480,000.00
Note Factor @ 08/16/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	285,483.79
Total Principal Paid	25,673,703.94
Total Paid	25,959,187.73

Class A-1
Coupon	0.20633%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.47000%
Interest Paid	65,406.37
Principal Paid	25,673,703.94
Total Paid to A-2 Holders	25,739,110.31

Class A-3
Coupon	0.55000%
Interest Paid	72,233.33
Principal Paid	0.00
Total Paid to A-3 Holders	72,233.33

Class B
Coupon	0.84000%
Interest Paid	48,482.00
Principal Paid	0.00
Total Paid to B Holders	48,482.00

Class C
Coupon	1.25000%
Interest Paid	46,010.42
Principal Paid	0.00
Total Paid to C Holders	46,010.42

Class D
Coupon	1.70000%
Interest Paid	53,351.67
Principal Paid	0.00
Total Paid to D Holders	53,351.67

Class E
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3564226
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	32.0532653
Total Distribution Amount	32.4096879

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1908004
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	74.8941188
Total A-2 Distribution Amount	75.0849192

A-3 Interest Distribution Amount	0.4583333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.4583333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	1.0416667
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0416667

D Interest Distribution Amount	1.4166668
D Interest Carryover Shortfall	0.0000000
D Principal Distribution Amount	0.0000000
Total D Distribution Amount	1.4166668

E Interest Distribution Amount	0.0000000
E Interest Carryover Shortfall	0.0000000
E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/21	12,989,245.45
Investment Earnings	772.26
Investment Earnings Paid	(772.26)
Deposit/(Withdrawal)	-
Balance as of 08/16/21	12,989,245.45
Change	-

Required Reserve Amount	12,989,245.45

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$7,467,323.84	$7,832,492.58	$5,756,685.32
Number of Extensions	312	313	224
Ratio of extensions to Beginning of Period Receivables Balance	1.32%	1.31%	0.91%

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2020-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules.  Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.